Notes Payable - Schedule of Notes Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Notes payable		$ 4,421	$ 3,660
Less: current portion	$ (2,222)	(1,592)	(1,744)
Notes payable, less current portion	4,377	2,829	1,916
Related Parties
Debt Instrument [Line Items]
Notes payable	4,767	2,202	2,085
Related Parties | BCG Chantilly, LLC
Debt Instrument [Line Items]
Notes payable		0	225
Unrelated Third Parties | Purchase of Intangible Asset
Debt Instrument [Line Items]
Notes payable	150	0
Unrelated Third Parties | Settlement notes payable
Debt Instrument [Line Items]
Notes payable		0	625
Unrelated Third Parties | Fixed Line
Debt Instrument [Line Items]
Notes payable	1,682	2,219	$ 725
Notes Payable
Debt Instrument [Line Items]
Notes payable	$ 6,599	$ 4,421